9. Notes Payable and Operating Lease Liabilities (Details Narrative) (June 2019) - shares	6 Months Ended	8 Months Ended	12 Months Ended
	Jun. 30, 2019	Aug. 31, 2019	Dec. 31, 2018
Note Payable 1 [Member]
Debt interest rate	20.40%		0.00%
Debt maturity date	Jun. 30, 2019		May 31, 2018
Note Payable 1 [Member] | Subsequent Event [Member]
Debt interest rate		9.00%
Debt maturity date		Mar. 31, 2020
Stock issued in consideration for extending due date of note, shares		3,000
Note Payable 2 [Member]
Debt interest rate	18.00%		20.40%
Debt maturity date	Jun. 30, 2019		Jun. 30, 2019
Note Payable 2 [Member] | Subsequent Event [Member]
Debt interest rate		9.00%
Debt maturity date		Mar. 31, 2020
Stock issued in consideration for extending due date of note, shares		3,000
Note Payable 3 [Member]
Debt interest rate	19.80%		18.00%
Debt maturity date	Apr. 30, 2019		Jun. 30, 2019
Note Payable 4 [Member]
Debt interest rate	9.00%		19.80%
Debt maturity date	Dec. 31, 2019		Apr. 30, 2019
Stock issued in consideration for extending due date of note, shares	10,000
Note Payable 5 [Member]
Debt interest rate	8.00%		12.00%
Debt maturity date	Dec. 31, 2023		Apr. 30, 2019